Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of calculation tax charge

	2019	2018	2017
	(€ in thousands)
Income tax based on domestic rate	14,261	9,106	10,918
Tax effect of:
Different tax rates in foreign jurisdictions	17	—	—
Non-deductible expenses	(1,501)	(818)	(634)
Stock issue expenditures that are deductible	843	1,448	—
Change in unrecognized deductible temporary differences	(7)	(25)	(25)
Current year losses for which no deferred tax asset was recognized	(13,703)	(9,712)	(10,261)
Under-provision in previous years	(42)	—	—
Income tax charge	(132)	(1)	(2)
Effective tax rate	—%	—%	—%